Fair Value Hierarchy - Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
+10% [Member]
Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option [Line Items]
Change in Volatility, Percentage	10.00%
Increase (Decrease) in Fair Value, Amount	$ 1,912,186
-10% [Member]
Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option [Line Items]
Change in Volatility, Percentage	(10.00%)
Increase (Decrease) in Fair Value, Amount	$ (1,507,270)
+20% [Member]
Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option [Line Items]
Change in Volatility, Percentage	20.00%
Increase (Decrease) in Fair Value, Amount	$ 2,117,162
-20% [Member]
Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option [Line Items]
Change in Volatility, Percentage	(20.00%)
Increase (Decrease) in Fair Value, Amount	$ (1,308,015)